Consolidation principles and methods (Details)	12 Months Ended
	Dec. 31, 2021 subsidiary parent_entity	Dec. 31, 2020	Dec. 31, 2019
Significant Accounting Policies [Abstract]
Closing foreign exchange rate	1.1326	1.2271	1.1234
Average foreign exchange rate	1.1835	1.1413	1.1196
Number of parent entities | parent_entity	1
Number of subsidiaries | subsidiary	5